CHAPMAN AND CUTLER LLP
                             111 WEST MONROE STREET
                            CHICAGO, ILLINOIS 60603



                                November 25, 2009



Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549


        Re:         First Trust Exchange-Traded Fund II


Ladies and Gentlemen:

         On behalf of First Trust Exchange-Traded Fund II (the "Registrant"), we are transmitting for electronic filing under the Securities Act of 1933, as amended (the "1933 Act"), Post-Effective Amendment No. 27 and under the Investment Company Act of 1940, as amended, Amendment No. 30 to the Registrant's registration statement on Form N-1A (the "Amendment"). The Amendment relates to First Trust Dow Jones Global Select Dividend Index Fund, First Trust Dow Jones STOXX(R) European Select Dividend Index Fund, First Trust FTSE EPRA/NAREIT Developed Markets Real Estate Index Fund, First Trust ISE Global Engineering and Construction Index Fund and First Trust ISE Global Wind Energy Index Fund, each a series of the Registrant. This Amendment is being filed pursuant to Rule 485(a) of the 1933 Act in order to conform with the new Form N-1A requirements.

         If we may cooperate with you in any way in the processing of this registration statement, please telephone the undersigned at (312) 845-3484.

                             Very truly yours,

                             CHAPMAN AND CUTLER LLP


                             By:   /s/ Morrison C. Warren
                                   --------------------------------
                                   Morrison C. Warren

Enclosures
cc:   W. Scott Jardine
      Eric F. Fess